SHAREHOLDERS' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2020	153,882	$0.24	3.25

Options outstanding as of June 30, 2021	153,882	$0.24	2.75

Options exercisable as of June 30, 2021	153,882	$0.24	2.75

Share options outstanding and exercisable to employees and directors under the 2019 Plan as of June 30, 2021 and December 31, 2020, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2020	219,456	$2.62	8.56

Options outstanding as of June 30, 2021	971,477	$3.93	9.22

Options exercisable as of June 30, 2021	213,061	$2.57	8.06

Schedule of warrants and warrants units outstanding
Type	ISSUANCE DATE	NUMBER OF WARRANTS	EXERCISE PRICE	EXERCISABLE THROUGH

August 2019 warrants	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	92,321	$6.72 (*)	December 8, 2024
Warrants to bridge financing placement agent	September 3, 2020	55,785	$6.72 (*)	December 8, 2024
Warrants to underwriter	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriter	October 5, 2020	375,000	$8.80	September 3, 2025
IPO warrants (note 1c)	September 3, 2020	2,812,170	$8.80	September 3, 2025
PIPE warrants (note 1c)	March 11, 2021	652,173	$4.60	September 10, 2026
Warrants to PIPE placement agent (note 1c)	March 11,2021	52,173	$5.06	March 8, 2026

(*) Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant.